Investment Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment Properties [Line Items]
Fair value of investment properties	$ 29,826	$ 30,723	$ 34,346
Impairment related to investment properties	4,744
Investment Property [Member]
Investment Properties [Line Items]
Impairment related to investment properties
Bottom of Range [Member]
Investment Properties [Line Items]
Operating lease term	1 year
Top of Range [Member]
Investment Properties [Line Items]
Operating lease term	12 years
Level 3 [Member] | Investment Property [Member]
Investment Properties [Line Items]
Fair value of investment properties	$ 33,800	$ 35,400